Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Note 29 — Quarterly Results of Operations (Unaudited)

	Quarters Ended
	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
Revenue	$493,292	$513,698	$553,074	$551,261
Operating expenses (1) (2)	885,512	455,039	345,463	349,194
Income (loss) from operations	(392,220)	58,659	207,611	202,067
Other expense	(127,553)	(130,925)	(130,434)	(130,364)
Income (loss) before income taxes	(519,773)	(72,266)	77,177	71,703
Income tax expense	2,022	2,992	10,165	11,217
Net income (loss)	(521,795)	(75,258)	67,012	60,486
Net (income) loss attributable to non-controlling interests	(80)	(123)	(57)	15
Net income (loss) attributable to Ocwen stockholders	(521,875)	(75,381)	66,955	60,501
Preferred stock dividends	—	—	(582)	(581)
Deemed dividend related to beneficial conversion feature of preferred stock	—	(808)	(415)	(416)
Net income (loss) attributable to Ocwen common stockholders	$(521,875)	$(76,189)	$65,958	$59,504

Earnings (loss) per share attributable to Ocwen common stockholders
Basic	$(4.16)	$(0.58)	$0.49	$0.44
Diluted	$(4.16)	$(0.58)	$0.48	$0.43

	Quarters Ended
	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013
Revenue	$555,955	$531,240	$544,812	$406,266
Operating expenses (3)	340,876	346,260	371,508	242,650
Income from operations	215,079	184,980	173,304	163,616
Other expense	(61,495)	(115,535)	(99,146)	(108,324)
Income before income taxes	153,584	69,445	74,158	55,292
Income tax expense	18,309	8,873	8,496	6,383
Net income	135,275	60,572	65,662	48,909
Preferred stock dividends	(581)	(1,446)	(1,519)	(1,485)
Deemed dividend related to beneficial conversion feature of preferred stock	(416)	(4,401)	(1,086)	(1,086)
Net income attributable to Ocwen common stockholders	$134,278	$54,725	$63,057	$46,338

Earnings per share attributable to Ocwen common stockholders
Basic	$0.99	$0.40	$0.46	$0.34
Diluted	$0.95	$0.39	$0.45	$0.33

(1)
Operating expenses for the third and fourth quarter of 2014 include charges of $100.0 million and $50.0 million, respectively, for losses related to a regulatory settlement with the NY DFS. These charges are included in Professional services on the Consolidated Statement of Operations and were recorded in the Corporate Items and Other segment.

(2)	Operating expenses for the fourth quarter of 2014 include the recognition of a goodwill impairment loss of $420.2 million.

(3)
Operating expenses for the second quarter of 2013 include a $52.8 million charge recorded in connection with the Ocwen National Mortgage Settlement. This charge is included in Professional services on the Consolidated Statement of Operations and is recorded in the Corporate Items and Other segment.